ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 Allowances for accounts receivable USD ($)	Dec. 31, 2010 Allowances for accounts receivable USD ($)	Dec. 31, 2011 Allowances for other receivable USD ($)	Dec. 31, 2010 Allowances for other receivable USD ($)
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
Provisions for doubtful accounts	$ 55.3	$ 18.5		$ (0.1)
Provision for doubtful accounts for prepayment made to related parties	21.1	8.0
Analysis of allowances
Beginning of the year						10.7	4.8	16.3	11.7
Allowances made during the year						28.2	5.9	6.0	7.0
Write off						(4.3)
Recovery									(2.4)
Closing balance						34.6	10.7	22.3	16.3
Accounts receivable from investee companies of GSF Investees	19.5	10.4	7.8
Sales to GSF Investees	33.6	197.4	157.0	115.8	91.0
Trade accounts receivables sold	191.2	332.4
Discount on sale of trade accounts receivable	$ 0.9	$ 4.0